SCHEDULE OF DEPRECIATION EXPENSES OF PROPERTY AND EQUIPMENT (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total depreciation expenses of property and equipment	$ 4,494	$ 4,094	$ 3,611
Sale of Heavy Equipment and Parts [Member]
Segment Reporting Information [Line Items]
Total depreciation expenses of property and equipment
Engineering Consultancy Service Income [Member]
Segment Reporting Information [Line Items]
Total depreciation expenses of property and equipment
Rental Income [Member]
Segment Reporting Information [Line Items]
Total depreciation expenses of property and equipment	$ 4,494	$ 4,094	$ 3,611